Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	890.4
Deferred tax asset for State NOL carryforwards	41.1
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	7.5
Federal
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2012 and 2031
State
Operating Loss Carryforwards [Line Items]
Expiration of NOL carryforwards	between 2012 and 2031